Operating Lease Liabilities (Tables)	6 Months Ended
Dec. 31, 2021
Operating Lease Liabilities [Abstract]
Schedule of operating lease liabilities
	December 31, 2021	June 30, 2021
Villas*	$2,018,072	$1,951,867
Base Station Tower**	194,938	282,488
Total operating lease liabilities	$2,213,010	$2,234,355

Schedule of analyzed for reporting purposes
	December 31, 2021	June 30, 2021
Long-term portion of operating lease liabilities	$2,187,674	$2,147,252
Current maturities of operating lease liabilities	25,336	87,103
Total	$2,213,010	$2,234,355

Schedule of maturity analysis of operating lease liabilities
Operating lease payment	Villas	Base station tower	Total undiscounted cash flows
Discount rate at commencement	4.1239%	3.1365%
One year	$-	$31,369	$31,369
Two years	776,385	31,369	807,754
Three years	-	31,369	31,369
Four years	-	31,369	31,369
Five years	-	31,369	31,369
Beyond five years	1,793,450	62,738	1,856,188
Total undiscounted cash flows	$2,569,835	$219,583	$2,789,418
Total operating lease liabilities	2,018,072	194,938	2,213,010
Difference between undiscounted cash flows and discounted cash flows	551,763	24,645	576,408

Operating lease payment	Villas	Base station tower	Total undiscounted cash flows
Discount rate at commencement	4.1239%	3.1365%
One year	$-	$61,918	$30,959
Two years	766,242	30,959	797,201
Three years	-	30,959	30,959
Four years	-	30,959	30,959
Five years	-	30,959	30,959
Beyond five years	1,770,020	123,836	1,862,897
Total undiscounted cash flows	$2,536,262	$309,590	$2,783,934
Total operating lease liabilities	1,951,867	282,488	2,234,355
Difference between undiscounted cash flows and discounted cash flows	584,395	27,102	549,579